Fair Value Measurements - Summary Of Fair Value Of The Derivative Feature Of The Warrants Was Calculated Using The Following Range Of Weighted Average Assumptions (Detail)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.21	3.84	3.99
Expected volatility of underlying shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	2	2	2
Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0	0	0
Probability of business combination [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	2.75	2.75	12